INVESTMENTS (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	$ 90,867,993	$ 80,531,027
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	9,181,155	9,139,871
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	5,213,212	5,090,023
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Humana Unitized Stock Fund/Humana Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	3,920,597	4,014,649
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Personal Choice Retirement Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	47,346	35,199
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	9,133,809	9,104,672
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	5,213,212	5,090,023
Quoted Prices in Active Markets for Identical Assets (Level 1) | Humana Unitized Stock Fund/Humana Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	3,920,597	4,014,649
Quoted Prices in Active Markets for Identical Assets (Level 1) | Personal Choice Retirement Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	47,346	35,199
Significant Other Observable Inputs (Level 2) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2) | Humana Unitized Stock Fund/Humana Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Significant Other Observable Inputs (Level 2) | Personal Choice Retirement Account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	47,346	35,199
NAV | Common/Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	81,589,506	71,225,777
NAV | Humana Unitized Stock Fund / Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	$ 97,332	$ 165,379